Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class 1 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (918)	$ (3,100)	$ (3,725)	$ (13,335)
Weighted average shares outstanding (denominator)	28,564	28,577	28,570	28,889
Basic and diluted net loss per share	$ (0.03)	$ (0.11)	$ (0.13)	$ (0.46)
Class 2 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (1,346)	$ (4,543)	$ (5,460)	$ (16,687)
Weighted average shares outstanding (denominator)	41,892	41,879	41,886	36,150
Basic and diluted net loss per share	$ (0.03)	$ (0.11)	$ (0.13)	$ (0.46)
Class 3 [Member]
Net Loss Per Share (Details) - Schedule of three classes of common stock outstanding [Line Items]
Net loss (numerator)	$ (162)	$ (700)	$ (779)	$ (1,914)
Weighted average shares outstanding (denominator)	5,033	6,457	5,975	4,147
Basic and diluted net loss per share	$ (0.03)	$ (0.11)	$ (0.13)	$ (0.46)